Selected Statements of Comprehensive Loss Data (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Research and Development Expenses [Abstract]
Subcontractors and consultants		$ 765	$ 455
Laboratory services	$ 27	11	6
Total Research and development expenses		$ 776	$ 461